Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2024			$ 170,757,735	[1]	$ 22,447,083	$ 10,209,086	$ (210,571,935)	$ 23,027,362	$ 15,869,331
Balance, shares at Dec. 31, 2024	[1]		472,764
Net loss for the period				[1]			(4,679,549)		(4,679,549)	[2]
Foreign currency translation gain				[1]				232,981	232,981
Issuance of ordinary shares for financing (Note 17)			$ 2,344,560	[1]					2,344,560
Issuance of ordinary shares for financing, shares	[1]		409,334
Conversion of convertible note (Note 14)			$ 708,500	[1]					708,500
Conversion of convertible notes, shares	[1]		120,002
Balance at Jun. 30, 2025			$ 173,810,795	[1]	22,447,083	10,209,086	(215,251,484)	23,260,343	14,475,823
Balance, shares at Jun. 30, 2025	[1]		1,002,100
Balance at Dec. 31, 2024			$ 170,757,735	[1]	22,447,083	10,209,086	(210,571,935)	23,027,362	15,869,331
Balance, shares at Dec. 31, 2024	[1]		472,764
Balance at Dec. 31, 2025		$ 100,836	$ 194,458,213	[1]	11,568,652	10,209,086	(220,633,658)	23,837,560	19,540,689
Balance, shares at Dec. 31, 2025		50,418	9,552,783	[1]
Net loss for the period				[1]			(2,494,622)		(2,494,622)	[2]
Foreign currency translation gain				[1]				323,323	323,323
Balance at Jun. 30, 2026		$ 100,836	$ 194,458,213	[1]	$ 11,568,652	$ 10,209,086	$ (223,128,280)	$ 24,160,883	$ 17,369,390
Balance, shares at Jun. 30, 2026		50,418	9,552,783	[1]

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively restated.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.